Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares
Beginning Balance at Dec. 31, 2015	$ 21,848	$ 54	$ 25,862	$ (1,072)	$ (1,304)	$ (1,692)
Beginning Balance, Shares at Dec. 31, 2015		19,202
Comprehensive income (loss)	4,408	$ 0	0	205	4,203	0
Dividend paid (Note 7c)	(5,192)	0	0	0	(5,192)	0
Employees share based compensation expenses	136	0	136	0	0	0
Exercise of options issued to employees from treasury shares	85	$ 0	0	0	0	85
Exercise of options issued to employees from treasury shares, Shares		59
Ending Balance at Dec. 31, 2016	21,285	$ 54	25,998	(867)	(2,293)	(1,607)
Ending Balance, Shares at Dec. 31, 2016		19,261
Comprehensive income (loss)	5,675	$ 0	0	63	5,612	0
Dividend paid (Note 7c)	(6,173)	0	0	0	(6,173)	0
Employees share based compensation expenses	182	0	182	0	0	0
Exercise of options issued to employees from treasury shares	53	$ 0	0	0	0	53
Exercise of options issued to employees from treasury shares, Shares		46
Ending Balance at Dec. 31, 2017	21,022	$ 54	26,180	(804)	(2,854)	(1,554)
Ending Balance, Shares at Dec. 31, 2017		19,307
Comprehensive income (loss)	5,061	$ 0	0	(73)	5,134	0
Dividend paid (Note 7c)	(5,799)	0	0	0	(5,799)	0
Employees share based compensation expenses	224	0	224	0	0	0
Exercise of options issued to employees from treasury shares	39	$ 0	0	0	0	39
Exercise of options issued to employees from treasury shares, Shares		132
Cumulative effect of adoption of new accounting pronouncements	435	$ 0	0	0	435	0
Ending Balance at Dec. 31, 2018	$ 20,982	$ 54	$ 26,404	$ (877)	$ (3,084)	$ (1,515)
Ending Balance, Shares at Dec. 31, 2018		19,439